Summary of Significant Accounting Policies (Q3)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Summary of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies
Note 2 – Summary of Significant Accounting Policies

(A)	Unaudited interim financial statements:

The interim balance sheet at September 30, 2018, the statements of operations and comprehensive loss for the three and nine months ended September 30, 2018 and 2017, and cash flows for the nine months ended September 30, 2018 and 2017 are unaudited. The accompanying unaudited condensed financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”), and following the requirements of the Securities and Exchange Commission (“SEC”) for interim reporting. As permitted under those rules, certain footnotes or other financial information that are normally required by U.S. GAAP can be condensed or omitted. These condensed financial statements have been prepared on the same basis as the Company’s annual financial statements and, in the opinion of management, reflect all adjustments, consisting only of normal recurring adjustments that are necessary for a fair statement of its financial information. The results of operations for the nine months ended September 30, 2018 are not necessarily indicative of the results to be expected for the year ending December 31, 2018 or for any other future annual or interim period. The balance sheet as of December 31, 2017 included herein was derived from the audited condensed financial statements as of that date. These condensed financial statements should be read in conjunction with the Company’s audited financial statements and notes thereto included in the Company’s Form 10-K for the year ended December 31, 2017.

(B)	Use of estimates:

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(C)	Significant risks and uncertainties:

The Company's operations are subject to a number of factors that may affect its operating results and financial condition. Such factors include, but are not limited to: the Company’s review of strategic alternatives, the Company’s ability to preserve its cash resources, the Company’s ability to add product candidates to its pipeline, the Company's intellectual property, competition from products manufactured and sold or being developed by other companies, the price of, and demand for, Company products if approved for sale, the Company's ability to negotiate favorable licensing or other manufacturing and marketing agreements for its products, and the Company's ability to raise capital.

The Company currently has no commercially approved products and has ceased all research and development activities related to EG-1962 and suspended research for its other product candidates.  As such, there can be no assurance that the Company's future research and development programs will be successfully commercialized. Developing and commercializing a product requires significant time and capital and is subject to regulatory review and approval as well as competition from other biotechnology and pharmaceutical companies. The Company operates in an environment of rapid change and is dependent upon the continued services of its employees and consultants and obtaining and protecting its intellectual property.

(D)	Cash equivalents and concentration of cash balance:

The Company considers all highly liquid securities with a maturity weighted average of less than three months to be cash equivalents. The Company's cash and cash equivalents in bank deposit accounts, at times, may exceed federally insured limits.

(E)	Research and development:

Costs incurred in connection with research and development activities are expensed as incurred. These costs include licensing fees to use certain technology in the Company's research and development projects as well as fees paid to consultants and various entities that perform certain research and testing on behalf of the Company.

Costs for certain development activities, such as clinical trials, are recognized based on an evaluation of the progress to completion of specific tasks using data, such as patient enrollment, clinical site activations or information provided by vendors on their actual costs incurred. Payments for these activities are based on the terms of the individual arrangements, which may differ from the pattern of costs incurred.

Following the DMC’s recommendation that the NEWTON 2 Trial for EG-1962 be stopped, the Company decided to discontinue the NEWTON 2 study and took steps to notify health authorities and clinical investigators participating in the study.  The Company has ceased all further research and development activities for EG-1962 and suspended research for its other product candidates and implemented operating cost reductions and organizational restructurings while it seeks a strategic alternative, including a reduction in the Company’s workforce, to preserve its cash resources and better align the organization with its current operating plan.  The estimated costs associated with the study discontinuance have been accrued as of September 30, 2018.

(F)	Patent costs:

The Company expenses patent costs as incurred and classifies such costs as general and administrative expenses in the accompanying statements of operations and comprehensive loss.  In light of the Company’s cessation of all further research and development activities for EG-1962 and suspension of research for its other product candidates, the Company has substantially scaled back its patent prosecution activities.

(G)	Stock-based compensation:

The Company measures employee stock-based awards at grant-date fair value and recognizes employee compensation expense on a straight-line basis over the vesting period of the award.

Determining the appropriate fair value of stock-based awards requires the input of subjective assumptions, including, for stock options, the expected life of the option, and expected stock price volatility. The Company uses the Black-Scholes option pricing model to value its stock option awards. The assumptions used in calculating the fair value of stock-based awards represent management's best estimates and involve inherent uncertainties and the application of management's judgment. As a result, if factors change and management uses different assumptions, stock-based compensation expense could be materially different for future awards.

The expected life of stock options was estimated using the "simplified method," as the Company has limited historical information to develop reasonable expectations about future exercise patterns and employment duration for its stock options grants. The simplified method is based on the average of the vesting tranches and the contractual life of each grant. For stock price volatility, the Company uses comparable public companies as a basis for its expected volatility to calculate the fair value of options grants. The risk-free interest rate is based on U.S. Treasury notes with a term approximating the expected life of the option.

(H)	Net loss per common share:

Basic and diluted net loss per common share is determined by dividing net loss attributable to common stockholders by the weighted average common shares outstanding during the period. For all periods presented, the common shares underlying the preferred stock, common stock options and warrants have been excluded from the calculation because their effect would be anti-dilutive. Therefore, the weighted average shares outstanding used to calculate both basic and diluted loss per common share are the same.

The following potentially dilutive securities have been excluded from the computations of diluted weighted average shares outstanding as they would be anti-dilutive:

	As of September 30,
	2018	2017
Stock options to purchase Common Stock	7,149,374	6,387,495
Unvested Restricted Stock Units	601,394	–
Warrants to purchase Common Stock	78,596	376,682
Total	7,829,364	6,764,177

(I)	Accounting standards not yet adopted:

In February 2016, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2016-02, "Leases (Topic 842)." The new standard requires organizations that lease assets—referred to as "lessees"—to recognize on the balance sheet the assets and liabilities for the rights and obligations created by those leases (see Note 9). This standard is effective for annual reporting periods beginning after December 15, 2018, and interim periods within those fiscal years. Early adoption is permitted. The standard requires a modified retroactive approach, but use of certain practical expedients is permitted as per ASU 2018-11. The Company expects to use the package of practical expedients that allows it to not reassess: (1) whether any expired or existing contracts are or contain leases, (2) lease classification for any expired or existing leases, and (3) initial direct costs for any expired or existing leases. The Company additionally expects to use the practical expedient that allows it to treat the lease and non-lease components of its leases as a single component. The Company expects to adopt ASU 2016-2 in the first quarter of 2019 and is in the process of evaluating the impact of adoption on its consolidated financial statements.

(J)	Accounting standards adopted:

In March 2016, the FASB issued ASU No. 2016-09 which simplifies several aspects of the accounting for share-based payment transactions, including the income tax consequences, classification of awards as either equity or liabilities, and classification on the statement of cash flows. Public companies were required to adopt this standard in annual reporting periods beginning after December 15, 2016, and interim periods within those annual periods. The Company adopted this ASU on January 1, 2017.

The impact of adopting ASU 2016-09 resulted in the following:

●
The Company recognized $84,786 of tax benefit along with a full valuation allowance as of the adoption date related to the historical excess tax benefits from historical option exercises related to employee equity award activity.

●	The Company elected to recognize forfeitures as they occur. The cumulative effect adjustment as a result of the adoption of this amendment on a modified retrospective basis was not material.

There were no other material impacts to the Company's condensed financial statements as a result of adopting this updated standard.

Note 2 - Summary of Significant Accounting Policies

(A)	Use of estimates:

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(B)	Significant risks and uncertainties:

The Company's operations are subject to a number of factors that may affect its operating results and financial condition. Such factors include, but are not limited to: the results of clinical testing and trial activities of the Company's product candidates, the Company's ability to obtain regulatory approval to market its products, the Company's intellectual property, competition from products manufactured and sold or being developed by other companies, the price of, and demand for, Company products if approved for sale, the Company's ability to negotiate favorable licensing or other manufacturing and marketing agreements for its products, and the Company's ability to raise capital.

The Company currently has no commercially approved products and there can be no assurance that the Company's research and development programs will be successfully commercialized. Developing and commercializing a product requires significant time and capital and is subject to regulatory review and approval as well as competition from other biotechnology and pharmaceutical companies. The Company operates in an environment of rapid change and is dependent upon the continued services of its employees and consultants and obtaining and protecting its intellectual property.

(C)	Cash equivalents and concentration of cash balance:

The Company considers all highly liquid securities with a maturity weighted average of less than three months to be cash equivalents. The Company's cash and cash equivalents in bank deposit accounts, at times, may exceed federally insured limits.

(D)	Property and equipment:

Property and equipment is recorded at cost. Depreciation is recorded for property and equipment using the straight-line method over the estimated useful lives of three to five years. Leasehold improvements are amortized over the shorter of the estimated useful life or term of the underlying lease. The Company reviews the recoverability of all long-lived assets, including the related useful lives, whenever events or changes in circumstances indicate that the carrying amount of a long-lived asset might not be recoverable.

(E)	Research and development:

Costs incurred in connection with research and development activities are expensed as incurred. These costs include licensing fees to use certain technology in the Company's research and development projects as well as fees paid to consultants and various entities that perform certain research and testing on behalf of the Company.

Costs for certain development activities, such as clinical trials, are recognized based on an evaluation of the progress to completion of specific tasks using data, such as patient enrollment, clinical site activations or information provided by vendors on their actual costs incurred. Payments for these activities are based on the terms of the individual arrangements, which may differ from the pattern of costs incurred.

(F)	Patent costs:

The Company expenses patent costs as incurred and classifies such costs as general and administrative expenses in the accompanying statements of operations and comprehensive loss.

(G)	Stock-based compensation:

The Company measures employee stock-based awards at grant-date fair value and recognizes employee compensation expense on a straight-line basis over the vesting period of the award.

Determining the appropriate fair value of stock-based awards requires the input of subjective assumptions, including, for stock options, the expected life of the option, and expected stock price volatility. The Company uses the Black-Scholes option pricing model to value its stock option awards. The assumptions used in calculating the fair value of stock-based awards represent management's best estimates and involve inherent uncertainties and the application of management's judgment. As a result, if factors change and management uses different assumptions, stock-based compensation expense could be materially different for future awards.

The expected life of stock options was estimated using the "simplified method," as the Company has limited historical information to develop reasonable expectations about future exercise patterns and employment duration for its stock options grants. The simplified method is based on the average of the vesting tranches and the contractual life of each grant. For stock price volatility, the Company uses comparable public companies as a basis for its expected volatility to calculate the fair value of options grants. The risk-free interest rate is based on U.S. Treasury notes with a term approximating the expected life of the option.

(H)	Net loss per common share:

Basic and diluted net loss per common share is determined by dividing net loss attributable to common stockholders by the weighted average common shares outstanding during the period. For all periods presented, the common shares underlying the preferred stock, common stock options and warrants have been excluded from the calculation because their effect would be anti-dilutive. Therefore, the weighted average shares outstanding used to calculate both basic and diluted loss per common share are the same.

The following potentially dilutive securities have been excluded from the computations of diluted weighted average shares outstanding as they would be anti-dilutive:

	As of December 31,
	2017	2016	2015
Stock options to purchase Common Stock	6,462,795	5,316,511	4,302,267
Warrants to purchase Common Stock	374,653	541,415	600,184
Total	6,837,448	5,857,926	4,902,451

(I)	Income taxes:

The Company provides for deferred income taxes under the asset and liability method, which requires deferred tax assets and liabilities to be recognized for the future tax consequences attributable to net operating loss carryforwards and for differences between the financial statement carrying amounts and the respective tax bases of assets and liabilities. Deferred tax assets are reduced if necessary by a valuation allowance if it is more likely than not that some portion or all of the deferred tax assets will not be realized.

(J)	Fair value of financial instruments:

Financial Accounting Standards Board ("FASB") guidance specifies a hierarchy of valuation techniques based on whether the inputs to those valuation techniques are observable or unobservable. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect market assumptions. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to unobservable inputs (Level 3 measurement).

The three levels of the fair value hierarchy are as follows:

●
Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date. Level 1 primarily consists of financial instruments whose value is based on quoted market prices such as exchange-traded instruments and listed equities.

●
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly (e.g., quoted prices of similar assets or liabilities in active markets, or quoted prices for identical or similar assets or liabilities in markets that are not active). Level 2 includes financial instruments that are valued using models or other valuation methodologies.

●
Level 3 — Unobservable inputs for the asset or liability. Financial instruments are considered Level 3 when their fair values are determined using pricing models, discounted cash flows or similar techniques and at least one significant model assumption or input is unobservable.

(K)	Subsequent events:

Subsequent events have been evaluated through the date these financial statements were issued.

(L)	New accounting standards:

In February 2016, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2016-02, "Leases (Topic 842)." The new standard requires organizations that lease assets—referred to as "lessees"—to recognize on the balance sheet the assets and liabilities for the rights and obligations created by those leases (see Note 9). This standard is effective for annual reporting periods beginning after December 15, 2018, and interim periods within those fiscal years. Early adoption is permitted. The Company is evaluating the impact of adoption.

In March 2016, the FASB issued ASU No. 2016-09 which simplifies several aspects of the accounting for share-based payment transactions, including the income tax consequences, classification of awards as either equity or liabilities, and classification on the statement of cash flows. Public companies will be required to adopt this standard in annual reporting periods beginning after December 15, 2016, and interim periods within those annual periods. The Company adopted this ASU on January 1, 2017.

The impact of adopting ASU 2016-09 resulted in the following:

●
The Company recognized $84,786 of tax benefit along with a full valuation allowance as of the adoption date related to the historical excess tax benefits from historical option exercises related to employee equity award activity.

●	The Company elected to recognize forfeitures as they occur. The cumulative effect adjustment as a result of the adoption of this amendment on a modified retrospective basis was not material.

There were no other material impacts to our consolidated financial statements as a result of adopting this updated standard.